Subsequent Event - Additional Information (Detail) (Third Amended and Restated Credit Agreement [Member], Subsequent Event [Member], Revolving Credit Facility [Member])	0 Months Ended
Jan. 24, 2014
Subsequent Event [Line Items]
Cash velocity percentage other	87.50%
Effective from December 31, 2012 to March 31, 2013 [Member]
Subsequent Event [Line Items]
Cash Velocity Percentage	80.00%
Effective from December 1, 2013 to March 31, 2014 [Member]
Subsequent Event [Line Items]
Cash Velocity Percentage	75.00%